Basis of Presentation (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis of Presentation
Purchased but unredeemed promotional codes and gift cards deferred	$ 7,400		$ 7,000	$ 6,800
Deferred perks	2,000		2,800	4,800
Advertising costs	$ 1,400	$ 4,600	$ 6,300	4,300	$ 11,200
Vesting period	5 years		5 years
Impairment losses			$ 0	$ 0	$ 0